NOTE 3 Concentrations	3 Months Ended
Dec. 31, 2011
Notes to Financial Statements
NOTE 3 Concentrations

Phoenix Medical maintains demand deposit accounts which at times exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limitations of $250,000 per account. Balances on deposit at financial institutions as of December 31, 2011 and 2010 in excess of FDIC deposit insurance amounts were $0.